Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.7%)
AT&T, Inc.	61,563	1,084
Comcast Corp. - Class A	51,444	2,230
News Corp. - Class A	585,877	15,338
News Corp. - Class B	59,602	1,613
Verizon Communications, Inc.	98,925	4,151
The Walt Disney Co.	89,968	11,008

Total		35,424

Consumer Discretionary (3.6%)
Best Buy Co., Inc.	6,689	549
Dr. Ing. h.c. F. Porsche AG - Preference Shares	48,030	4,781
Kohl’s Corp.	120,347	3,508
Las Vegas Sands Corp.	154,615	7,993
Mattel, Inc. *	198,959	3,941
The TJX Cos., Inc.	22,281	2,260
Volkswagen AG, ADR	324,277	4,287

Total		27,319

Consumer Staples (8.1%)
Colgate-Palmolive Co.	59,500	5,358
Conagra Brands, Inc.	283,009	8,388
Constellation Brands, Inc. - Class A	2,900	788
Dollar General Corp.	12,900	2,013
Kenvue, Inc.	379,887	8,152
Kimberly-Clark Corp.	77,911	10,078
Mondelez International, Inc.	8,214	575
Philip Morris International, Inc.	118,126	10,823
Tyson Foods, Inc. - Class A	112,238	6,592
Walmart, Inc.	142,836	8,595

Total		61,362

Energy (8.7%)
Baker Hughes Co.	35,900	1,203
Chevron Corp.	9,199	1,451
ConocoPhillips	20,000	2,546
Enbridge, Inc.	118,135	4,274
EOG Resources, Inc.	41,923	5,359
EQT Corp.	122,000	4,523
Exxon Mobil Corp.	98,935	11,500
Hess Corp.	33,300	5,083
Suncor Energy, Inc.	119,100	4,396
TC Energy Corp.	59,693	2,400
TotalEnergies SE, ADR	283,380	19,505
The Williams Cos., Inc.	88,800	3,460

Total		65,700

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials (22.3%)
American International Group, Inc.	233,884	18,283
Apollo Global Management, Inc.	20,264	2,279
Bank of America Corp.	109,899	4,167
The Bank of New York Mellon Corp.	26,000	1,498
The Charles Schwab Corp.	166,027	12,010
Chubb, Ltd.	63,898	16,558
Citigroup, Inc.	123,311	7,798
Equitable Holdings, Inc.	331,936	12,617
Fifth Third Bancorp	264,973	9,860
The Goldman Sachs Group, Inc.	6,480	2,707
The Hartford Financial Services Group, Inc.	93,964	9,683
Huntington Bancshares, Inc.	534,871	7,461
JPMorgan Chase & Co.	49,759	9,967
Loews Corp.	102,520	8,026
MetLife, Inc.	159,472	11,818
Morgan Stanley	30,558	2,877
U.S. Bancorp	174,755	7,812
Wells Fargo & Co.	388,501	22,518

Total		167,939

Health Care (15.7%)
AbbVie, Inc.	21,484	3,912
AstraZeneca PLC, ADR	81,661	5,533
Becton Dickinson and Co.	52,226	12,923
Biogen, Inc. *	10,003	2,157
Bristol-Myers Squibb Co.	48,600	2,636
Cardinal Health, Inc.	10,075	1,127
Centene Corp. *	23,849	1,872
Cigna Corp.	25,681	9,327
CVS Health Corp.	110,711	8,830
Elevance Health, Inc.	35,108	18,205
GE HealthCare Technologies, Inc.	34,932	3,176
Humana, Inc.	1,600	555
Johnson & Johnson	51,168	8,094
Medtronic PLC	73,260	6,385
Merck & Co., Inc.	56,705	7,482
Pfizer, Inc.	174,192	4,834
Sanofi SA, ADR	105,209	5,113
Viatris, Inc.	464,900	5,551
Zimmer Biomet Holdings, Inc.	81,453	10,750

Total		118,462

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials (12.3%)
3M Co.	19,516	2,070
The Boeing Co. *	47,437	9,155
Cummins, Inc.	13,067	3,850
Flowserve Corp.	2,115	97
General Electric Co.	104,496	18,342
Honeywell International, Inc.	10,200	2,094
L3Harris Technologies, Inc.	61,072	13,014
Norfolk Southern Corp.	22,400	5,709
Siemens AG, ADR	97,485	9,303
Southwest Airlines Co.	212,200	6,194
Stanley Black &
Decker, Inc.	106,995	10,478
Stericycle, Inc. *	42,813	2,258
Union Pacific Corp.	14,100	3,468
United Parcel Service, Inc. - Class B	46,576	6,923

Total		92,955

Information Technology (10.6%)
Accenture PLC - Class A	10,500	3,639
Advanced Micro
Devices, Inc. *	3,700	668
Applied Materials, Inc.	48,171	9,934
Cisco Systems, Inc.	26,019	1,299
Fiserv, Inc. *	57,447	9,181
Intel Corp.	50,600	2,235
Microsoft Corp.	30,062	12,648
QUALCOMM, Inc.	132,940	22,507
Samsung Electronics Co., Ltd.	120,239	7,199
TE Connectivity, Ltd.	30,173	4,382
Texas Instruments, Inc.	36,216	6,309

Total		80,001

Materials (3.0%)
CF Industries Holdings, Inc.	155,721	12,957
International Flavors & Fragrances, Inc.	15,848	1,363
International Paper Co.	218,679	8,533

Total		22,853

Real Estate (4.1%)
Equity Residential	159,672	10,077
Rayonier, Inc.	183,920	6,113
Rexford Industrial Realty, Inc.	33,044	1,662
Vornado Realty Trust	11,300	325
Weyerhaeuser Co.	354,320	12,724

Total		30,901

Equity Income Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Utilities (5.8%)
Ameren Corp.	70,118	5,186
Dominion Energy, Inc.	181,125	8,910
NextEra Energy, Inc.	82,909	5,299
NiSource, Inc.	42,785	1,183
PG&E Corp.	59,424	996
Sempra	74,990	5,386
The Southern Co.	238,892	17,138

Total		44,098

Total Common Stocks (Cost: $546,639)		747,014

Convertible Preferred Stocks (0.2%)
Utilities (0.2%)
NextEra Energy, Inc.,
6.926%, 8/28/25	28,779	1,121

Total		1,121

Total Convertible Preferred Stocks (Cost: $1,403)		1,121

Total Investments (99.1%) (Cost: $548,042)@		748,135

Other Assets, Less Liabilities (0.9%)		6,824

Net Assets (100.0%)		754,959

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $548,042 and the net unrealized appreciation of investments based on that cost was $200,093 which is comprised of $217,094 aggregate gross unrealized appreciation and $17,001 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$22,538	$4,781	$—
Information Technology	72,802	7,199	—
All Others	639,694	—	—
Convertible Preferred Stocks	1,121	—	—

Total Assets:	$736,155	$11,980	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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